Property and Equipment - Summary of Property and Equipment (Detail) $ in Millions	12 Months Ended
Oct. 31, 2021 CAD ($)
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	$ 2,997
Balance at end of year	3,286
Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	5,887
Additions	872
Disposals	(252)
Adjustments	(82)
Balance at end of year	6,425
Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(2,890)
Depreciation	530
Disposals	239
Adjustments	(42)
Balance at end of year	(3,139)
Land and buildings [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	376
Balance at end of year	390
Land and buildings [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	681
Additions	33
Disposals	(3)
Adjustments	(8)
Balance at end of year	703
Land and buildings [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(305)
Depreciation	15
Disposals	4
Adjustments	(3)
Balance at end of year	(313)
Computer equipment [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	240
Balance at end of year	212
Computer equipment [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,109
Additions	65
Disposals	(28)
Adjustments	(11)
Balance at end of year	1,135
Computer equipment [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(869)
Depreciation	102
Disposals	38
Adjustments	(10)
Balance at end of year	(923)
Office furniture, equipment and other [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	576
Balance at end of year	510
Office furniture, equipment and other [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,129
Disposals	(131)
Adjustments	(16)
Balance at end of year	982
Office furniture, equipment and other [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(553)
Depreciation	48
Disposals	120
Adjustments	(9)
Balance at end of year	(472)
Leasehold improvements [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	331
Balance at end of year	421
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,178
Additions	167
Disposals	(29)
Adjustments	(14)
Balance at end of year	1,302
Leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(847)
Depreciation	64
Disposals	22
Adjustments	(8)
Balance at end of year	(881)
Right-of-use assets [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,474
Balance at end of year	1,753
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,790
Additions	607
Disposals	(61)
Adjustments	(33)
Balance at end of year	2,303
Right-of-use assets [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(316)
Depreciation	301
Disposals	55
Adjustments	(12)
Balance at end of year	$ (550)